OTHER OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Operating Expense Explanatory [Abstract]
Disclosure of detailed information for other operating expense [Text Block]

	2018	2017	2016
	US$’000	US$’000	US$’000

Impairment loss on ships (Note 14)	-	16,503	12,625
Impairment loss on goodwill and intangibles	-	12,119	-
Impairment loss on assets of disposal group (Note 39)	-	5,092	-
Loss on disposal of business	347	-	-
Foreign exchange loss	2,871	4,102	4,266
Other operating expenses	2,219	1,382	1,202
	5,437	39,198	18,093